Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating lease commitments
Operating lease rent expense	¥ 31,786	¥ 24,851	¥ 15,364
Total	63,757
Less than One Year	31,426
One to Three Years	29,064
Over Three Years	3,267
Purchase commitments
Total	10,767
Less than One Year	9,071
Over One Year	¥ 1,696